Royalties, mining and income tax, and deferred tax - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Mining and income tax
Tax receivable	R (723)	R (1,245)	[1]	R (148)	[1]
Tax, carbon tax and royalties payable	104	199		797
Non-current portion of tax, carbon tax and royalties payable	11	10	[1]	9	[1]
Current portion of tax, carbon tax and royalties payable	93	189	[1]	788	[1]
Net tax, carbon tax and royalties (receivable)/payable	(619)	(1,046)		649
Reconciliation of the net tax, carbon tax and royalties (receivable)/payable balance:
Balance at beginning of the year	(1,046)	649		154
Royalties, carbon tax and current tax	11,106	16,224		7,145
Royalties, carbon tax and tax paid	(10,681)	(17,894)		(6,525)
Royalties paid	(1,815)	(3,055)		(1,707)
Tax paid	(8,866)	(14,839)		(4,818)
Tax receivable on acquisition of subsidiaries	(3)	0		0
Other	(8)	0		0
Foreign currency translation	13	(25)		(125)
Balance at end of the year	R (619)	R (1,046)		R 649

[1]	* Restated — see note 1.5